Commitments and contingencies (Details) - 1 months ended Jun. 30, 2022 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)	CNY (¥)
Commitments and contingencies
Total payment of plaintiffs	$ 15.0	¥ 103.5
Officer liability	$ 12.8		¥ 88.3